EARNINGS PER SHARE (Tables)	3 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
EARNINGS PER SHARE [Abstract]
Schedule of Earnings Per Share

	December 31,		September 30,
	2013	2012	2013	2012
Basic
Net income (loss)	$(160)	$434	$2,156	$1,579
Less: Net income (loss) attributable to participating securities	(6)	-	(45)	-
Net income (loss) available to common shareholders	$(154)	$434	$2,111	$1,579

Weighted average common shares outstanding	3,350,672	3,372,375	3,359,638	3,372,375
Less: Average unallocated ESOP shares	(252,781)	(266,268)	(256,291)	(267,238)
Average participating shares	(134,119)	-	(61,753)	-
Average shares	2,963,772	3,106,107	3,041,594	3,105,137

Basic earnings (loss) per common share	$(0.05)	$0.14	$0.69	$0.51

Diluted
Net income (loss)	$(154)	$434	$2,111	$1,579

Weighted average common shares outstanding for basic earnings (loss) per common share	2,963,772	3,106,107	3,041,594	3,105,137
Add: Dilutive effects of assumed exercises of stock options	-	-	-	-

Average shares and dilutive potential common shares	2,963,772	3,106,107	3,041,594	3,105,137

Diluted earnings (loss) per common share	$(0.05)	$0.14	$0.69	$0.51

The factors used in the earnings per share computation for the three and nine months ended September 30, 2014 and 2013, were as follows (in thousands):

	Three months ended		Nine months ended
	September 30,		September 30,
	2014	2013	2014	2013

Basic
Net income	$883	$398	$969	$1,722
Less: Earnings allocated to participating securities	23	45	30	45
Net income allocated to common shareholders	860	353	939	1,677

Weighted average common shares outstanding	3,881,917	3,350,672	3,737,468	3,350,672
Less: Average unallocated ESOP shares	(239,439)	(252,928)	(239,439)	(252,928)
Average participating shares	(100,624)	(133,548)	(113,805)	(82,183)
Average shares	3,541,854	2,964,196	3,384,224	3,015,561

Basic earnings per common share	$0.24	$0.12	$0.28	$0.56

Diluted
Net income	$860	$353	$939	$1,677

Weighted average common shares outstanding for basic earnings per common share	3,541,854	2,964,196	3,384,224	3,015,561
Add: Dilutive effects of assumed exercises of stock options	-	-	-	-

Average shares and dilutive potential common shares	3,541,854	2,964,196	3,384,224	3,015,561

Diluted earnings per common share	$0.24	$0.12	$0.28	$0.56